RESTRICTED CASH	12 Months Ended
Dec. 31, 2013
Restricted Cash and Investments [Abstract]
RESTRICTED CASH
4.	RESTRICTED CASH

For the year ended December 31, 2013, restricted cash consists of cash and equivalents minimum cash balance of $7,500 related to the Company’s long term debt covenant compliance (see note 21. Long Term Debt, net of discount).  For the year ended December 31, 2012, restricted cash consists of a short-term deposit of $1,920 that has been pledged as security to the Company’s bank for a letter of credit required for the purchase of certain system components.